united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22624

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100 Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 301-260-0162

Date of fiscal year end: 7/31

Date of reporting period: 1/31/24

Item 1. Reports to Stockholders.

Arrow Reverse Cap 500 ETF

YPS

Semi-Annual Report

January 31, 2024

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

Arrow Reverse Cap 500 ETF

PORTFOLIO REVIEW (Unaudited)

January 31, 2024

The Fund’s performance figures* for the periods ended January 31, 2024, as compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2024
Arrow Reverse Cap 500 ETF - NAV	(0.37)%	0.12%	7.45%	8.94%	8.19%
Arrow Reverse Cap 500 ETF - Market Price	(0.24)%	0.24%	7.45%	8.94%	8.19%
Reverse Cap Weighted U.S. Large Cap Index	(0.41)%	0.34%	7.63%	9.12%	8.37%
S&P 500 Index	6.43%	20.82%	10.99%	14.30%	12.59%

*	Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowFunds.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses are 0.29% per the December 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on October 31, 2017.

The Reverse Cap Weighted U.S. Large Cap Index is a rule-based, reverse capitalization weighted index comprised of constituents of the S&P 500® Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap market, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. The Index includes common stocks and equity interests in real estate investment trusts (“REITs”). Investors cannot invest directly in an index.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

The Fund’s Holdings by Sector as of January 31, 2024 are as follows:

Sector	% of Net Assets
Common Stocks:
Consumer Discretionary	15.1%
Industrials	14.0%
Technology	13.5%
Health Care	13.3%
Financials	12.5%
Real Estate	7.2%
Communications	6.6%
Materials	6.6%
Utilities	6.4%
Consumer Staples	6.1%
Energy	3.5%
Right	0.0%*
Liabilities In Excess Of Other Assets	(4.8)%
100.0%

* Less than 0.1%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s Holdings.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8%
	ADVERTISING & MARKETING - 0.7%
991	Interpublic Group of Companies, Inc. (The)	$32,693
319	Omnicom Group, Inc.	28,831
		61,524
	AEROSPACE & DEFENSE - 2.0%
25	Boeing Company (The)(a)	5,276
22	General Dynamics Corporation	5,830
407	Howmet Aerospace, Inc.	22,898
198	Huntington Ingalls Industries, Inc.	51,266
70	L3Harris Technologies, Inc.	14,589
13	Lockheed Martin Corporation	5,582
14	Northrop Grumman Corporation	6,255
28	Raytheon Technologies Corporation	2,551
44	Teledyne Technologies, Inc.(a)	18,413
334	Textron, Inc.	28,293
12	TransDigm Group, Inc.	13,112
		174,065
	APPAREL & TEXTILE PRODUCTS - 2.2%
36	NIKE, Inc., Class B	3,655
570	Ralph Lauren Corporation	81,891
1,539	Tapestry, Inc.	59,698
2,997	VF Corporation	49,331
		194,575
	ASSET MANAGEMENT - 1.7%
39	Ameriprise Financial, Inc.	15,086
11	BlackRock, Inc.	8,517
54	Blackstone, Inc.	6,720
55	Charles Schwab Corporation (The)	3,461
1,064	Franklin Resources, Inc.	28,334
3,523	Invesco Ltd.	55,770
173	Raymond James Financial, Inc.	19,061
137	T Rowe Price Group, Inc.	14,858
		151,807
	AUTOMOTIVE - 0.9%
156	Aptiv PLC(a)	12,687

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	AUTOMOTIVE - 0.9% (Continued)
1,503	BorgWarner, Inc.	$50,952
485	Ford Motor Company	5,684
264	General Motors Company	10,243
6	Tesla, Inc.(a)	1,124
		80,690
	BANKING - 3.8%
27	Bank of America Corporation	918
109	Citigroup, Inc.	6,123
980	Citizens Financial Group, Inc.	32,046
1,289	Comerica, Inc.	67,776
587	Fifth Third Bancorp	20,099
2,199	Huntington Bancshares, Inc.	27,993
21	JPMorgan Chase & Company	3,662
2,351	KeyCorporation	34,160
156	M&T Bank Corporation	21,544
70	PNC Financial Services Group, Inc. (The)	10,585
1,254	Regions Financial Corporation	23,412
318	Truist Financial Corporation	11,785
111	US Bancorp	4,611
49	Wells Fargo & Company	2,459
1,658	Zions Bancorp NA	69,469
		336,642
	BEVERAGES - 0.8%
289	Brown-Forman Corporation, Class B	15,866
25	Coca-Cola Company (The)	1,487
35	Constellation Brands, Inc., Class A	8,578
259	Keurig Dr Pepper, Inc.	8,143
488	Molson Coors Beverage Company, Class B	30,154
145	Monster Beverage Corporation(a)	7,978
14	PepsiCo, Inc.	2,359
		74,565
	BIOTECH & PHARMA - 1.5%
16	AbbVie, Inc.	2,630
15	Amgen, Inc.	4,714

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	BIOTECH & PHARMA - 1.5% (Continued)
35	Biogen, Inc.(a)	$8,633
21	Bristol-Myers Squibb Company	1,026
6	Eli Lilly and Company	3,874
34	Gilead Sciences, Inc.	2,661
556	Incyte Corporation(a)	32,677
7	Johnson & Johnson	1,112
22	Merck & Company, Inc.	2,657
86	Moderna, Inc.(a)	8,690
19	Pfizer, Inc.	515
7	Regeneron Pharmaceuticals, Inc.(a)	6,599
18	Vertex Pharmaceuticals, Inc.(a)	7,801
3,681	Viatris, Inc.	43,326
35	Zoetis, Inc.	6,573
		133,488
	CABLE & SATELLITE - 0.2%
25	Charter Communications, Inc., Class A(a)	9,268
87	Comcast Corporation, Class A	4,049
		13,317
	CHEMICALS - 3.8%
21	Air Products and Chemicals, Inc.	5,370
199	Albemarle Corporation	22,833
143	Avery Dennison Corporation	28,521
228	Celanese Corporation	33,354
335	CF Industries Holdings, Inc.	25,296
220	Corteva, Inc.	10,006
178	Dow, Inc.	9,541
145	DuPont de Nemours, Inc.	8,961
443	Eastman Chemical Company	37,013
56	Ecolab, Inc.	11,100
1,026	FMC Corporation	57,660
326	International Flavors & Fragrances, Inc.	26,302
8	Linde plc	3,239
151	LyondellBasell Industries N.V., Class A	14,212
961	Mosaic Company (The)	29,512

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	CHEMICALS - 3.8% (Continued)
74	PPG Industries, Inc.	$10,437
23	Sherwin-Williams Company (The)	7,001
		340,358
	COMMERCIAL SUPPORT SERVICES - 1.1%
13	Cintas Corporation	7,859
72	Republic Services, Inc.	12,321
562	Robert Half, Inc.	44,702
515	Rollins, Inc.	22,305
34	Waste Management, Inc.	6,311
		93,498
	CONSTRUCTION MATERIALS - 0.3%
29	Martin Marietta Materials, Inc.	14,744
62	Vulcan Materials Company	14,013
		28,757
	CONTAINERS & PACKAGING - 1.7%
2,873	Amcor PLC	27,092
393	Ball Corporation	21,792
948	International Paper Company	33,967
202	Packaging Corporation of America	33,508
931	Westrock Company	37,482
		153,841
	DATA CENTER REIT - 0.2%
79	Digital Realty Trust, Inc.	11,096
11	Equinix, Inc.	9,127
		20,223
	DIVERSIFIED INDUSTRIALS - 1.0%
58	3M Company	5,472
122	Dover Corporation	18,273
20	Eaton Corporation PLC	4,922
100	Emerson Electric Company	9,173
50	General Electric Company	6,621
18	Honeywell International, Inc.	3,641
28	Illinois Tool Works, Inc.	7,305

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.0% (Continued)
488	Pentair PLC	$35,707
		91,114
	E-COMMERCE DISCRETIONARY - 0.6%
10	Amazon.com, Inc.(a)	1,552
391	eBay, Inc.	16,058
589	Etsy, Inc.(a)	39,204
		56,814
	ELECTRIC UTILITIES - 5.6%
1,894	AES Corporation (The)	31,592
650	Alliant Energy Corporation	31,628
252	Ameren Corporation	17,532
132	American Electric Power Company, Inc.	10,314
844	CenterPoint Energy, Inc.	23,581
455	CMS Energy Corporation	26,008
153	Consolidated Edison, Inc.	13,908
129	Constellation Energy Corporation	15,738
213	Dominion Energy, Inc.	9,738
190	DTE Energy Company	20,030
48	Duke Energy Corporation	4,600
195	Edison International	13,159
218	Entergy Corporation	21,748
617	Evergy, Inc.	31,325
294	Eversource Energy	15,941
192	Exelon Corporation	6,684
557	FirstEnergy Corporation	20,431
24	NextEra Energy, Inc.	1,407
817	NRG Energy, Inc.	43,333
679	PG&E Corporation	11,455
622	Pinnacle West Capital Corporation	42,855
898	PPL Corporation	23,528
233	Public Service Enterprise Group, Inc.	13,512
133	Sempra Energy	9,517
79	Southern Company (The)	5,492
187	WEC Energy Group, Inc.	15,102

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	ELECTRIC UTILITIES - 5.6% (Continued)
233	Xcel Energy, Inc.	$13,950
		494,108
	ELECTRICAL EQUIPMENT - 3.6%
615	A O Smith Corporation	47,730
351	Allegion plc	43,485
69	AMETEK, Inc.	11,181
89	Amphenol Corporation, Class A	8,998
144	Carrier Global Corporation	7,878
185	Fortive Corporation	14,463
459	Generac Holdings, Inc.(a)	52,175
81	Hubbell, Inc.	27,181
169	Johnson Controls International plc	8,905
129	Keysight Technologies, Inc.(a)	19,771
123	Otis Worldwide Corporation	10,878
44	Rockwell Automation, Inc.	11,144
74	TE Connectivity Ltd.	10,522
50	Trane Technologies PLC	12,603
705	Trimble, Inc.(a)	35,856
		322,770
	ENGINEERING & CONSTRUCTION - 0.4%
176	Jacobs Solutions, Inc.	23,719
78	Quanta Services, Inc.	15,136
		38,855
	ENTERTAINMENT CONTENT - 2.4%
106	Electronic Arts, Inc.	14,583
1,915	Fox Corporation, Class A	61,855
2,087	Fox Corporation - Class B, CLASS B	62,631
2,669	Paramount Global, Class B	38,941
113	Take-Two Interactive Software, Inc.(a)	18,637
28	Walt Disney Company (The)	2,689
1,256	Warner Bros Discovery, Inc.(a)	12,585
		211,921
	FOOD - 3.1%
813	Campbell Soup Company	36,284

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	FOOD - 3.1% (Continued)
988	Conagra Brands, Inc.	$28,800
160	General Mills, Inc.	10,386
60	Hershey Company (The)	11,612
787	Hormel Foods Corporation	23,901
290	J M Smucker Company (The)	38,150
331	Kellogg Company	18,126
311	Kraft Heinz Company (The)	11,547
296	Lamb Weston Holdings, Inc.	30,322
380	McCormick & Company, Inc.	25,901
73	Mondelez International, Inc., A	5,495
549	Tyson Foods, Inc., Class A	30,063
113	WK Kellogg Co	1,468
		272,055
	GAMING REIT - 0.1%
324	VICI Properties, Inc.	9,759

	GAS & WATER UTILITIES - 0.8%
112	American Water Works Company, Inc.	13,890
208	Atmos Energy Corporation	23,700
1,391	NiSource, Inc.	36,124
		73,714
	HEALTH CARE FACILITIES & SERVICES - 5.0%
208	Cardinal Health, Inc.	22,712
1,436	Catalent, Inc.(a)	74,155
71	Cencora, Inc.	16,520
202	Centene Corporation(a)	15,213
177	Charles River Laboratories International, Inc.(a)	38,282
13	Cigna Group (The)	3,912
38	CVS Health Corporation	2,826
420	DaVita, Inc.(a)	45,427
13	Elevance Health, Inc.	6,415
24	HCA Healthcare, Inc.	7,318
629	Henry Schein, Inc.(a)	47,074
18	Humana, Inc.	6,805

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.0% (Continued)
57	IQVIA Holdings, Inc.(a)	$11,869
108	Laboratory Corp of America Holdings	24,008
25	McKesson Corporation	12,497
54	Molina Healthcare, Inc.(a)	19,248
214	Quest Diagnostics, Inc.	27,484
4	UnitedHealth Group, Inc.	2,047
361	Universal Health Services, Inc., Class B	57,330
		441,142
	HEALTH CARE REIT - 0.8%
2,146	Healthpeak Properties, Inc.	39,701
543	Ventas, Inc.	25,190
103	Welltower, Inc.	8,911
		73,802
	HOME & OFFICE PRODUCTS - 0.7%
562	Whirlpool Corporation	61,550

	HOME CONSTRUCTION - 2.1%
77	DR Horton, Inc.	11,004
105	Lennar Corporation, Class A	15,734
503	Masco Corporation	33,847
694	Mohawk Industries, Inc.(a)	72,350
4	NVR, Inc.(a)	28,301
209	PulteGroup, Inc.	21,853
		183,089
	HOTEL REITS - 0.4%
1,767	Host Hotels & Resorts, Inc.	33,962

	HOUSEHOLD PRODUCTS - 0.8%
203	Church & Dwight Company, Inc.	20,270
170	Clorox Company (The)	24,692
67	Colgate-Palmolive Company	5,641
51	Estee Lauder Companies, Inc. (The), Class A	6,731
402	Kenvue, Inc.	8,346
55	Kimberly-Clark Corporation	6,653

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	HOUSEHOLD PRODUCTS - 0.8% (Continued)
19	Procter & Gamble Company (The)	$2,986
		75,319
	INDUSTRIAL REIT - 0.1%
40	Prologis, Inc.	5,068

	INDUSTRIAL SUPPORT SERVICES - 0.5%
229	Fastenal Company	15,625
25	United Rentals, Inc.	15,635
14	WW Grainger, Inc.	12,539
		43,799
	INFRASTRUCTURE REIT - 0.3%
19	American Tower Corporation, A	3,717
96	Crown Castle, Inc.	10,392
69	SBA Communications Corporation, A	15,446
		29,555
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
254	Bank of New York Mellon Corporation (The)	14,087
131	Cboe Global Markets, Inc.	24,084
29	CME Group, Inc.	5,969
15	Goldman Sachs Group, Inc. (The)	5,760
70	Intercontinental Exchange, Inc.	8,913
30	Morgan Stanley	2,617
307	Nasdaq, Inc.	17,735
331	Northern Trust Corporation	26,362
263	State Street Corporation	19,428
		124,955
	INSURANCE - 4.8%
123	Aflac, Inc.	10,374
129	Allstate Corporation (The)	20,027
192	American International Group, Inc.	13,346
19	Aon PLC, Class A	5,670
183	Arch Capital Group Ltd.(a)	15,085
36	Arthur J Gallagher & Company	8,358
296	Assurant, Inc.	49,714

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	INSURANCE - 4.8% (Continued)
3	Berkshire Hathaway, Inc., Class B(a)	$1,151
261	Brown & Brown, Inc.	20,243
24	Chubb Ltd.	5,880
236	Cincinnati Financial Corporation	26,149
76	Everest Re Group Ltd.	29,258
302	Globe Life, Inc.	37,092
232	Hartford Financial Services Group, Inc. (The)	20,175
470	Loews Corporation	34,244
37	Marsh & McLennan Companies, Inc.	7,172
126	MetLife, Inc.	8,734
262	Principal Financial Group, Inc.	20,724
37	Progressive Corporation (The)	6,595
137	Prudential Financial, Inc.	14,375
68	Travelers Companies, Inc. (The)	14,372
406	W R Berkley Corporation	33,243
90	Willis Towers Watson PLC	22,167
		424,148
	INTERNET MEDIA & SERVICES - 1.5%
56	Airbnb, Inc., Class A(a)	8,072
16	Alphabet, Inc., Class A(a)	2,242
17	Alphabet, Inc., Class C(a)	2,411
2	Booking Holdings, Inc.(a)	7,015
158	Expedia Group, Inc.(a)	23,436
1,371	Match Group, Inc.(a)	52,618
9	Meta Platforms, Inc., Class A(a)	3,511
12	Netflix, Inc.(a)	6,769
58	Uber Technologies, Inc.(a)	3,786
95	VeriSign, Inc.(a)	18,894
		128,754
	LEISURE FACILITIES & SERVICES - 3.9%
877	Caesars Entertainment, Inc.(a)	38,474
1,459	Carnival Corporation(a)	24,190
5	Chipotle Mexican Grill, Inc.(a)	12,044
132	Darden Restaurants, Inc.	21,461

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	LEISURE FACILITIES & SERVICES - 3.9% (Continued)
77	Domino’s Pizza, Inc.	$32,819
70	Hilton Worldwide Holdings, Inc.	13,367
148	Las Vegas Sands Corporation	7,240
252	Live Nation Entertainment, Inc.(a)	22,390
32	Marriott International, Inc., Class A	7,671
17	McDonald’s Corporation	4,976
612	MGM Resorts International(a)	26,542
3,024	Norwegian Cruise Line Holdings Ltd.(a)	53,828
139	Royal Caribbean Cruises Ltd.(a)	17,723
40	Starbucks Corporation	3,721
498	Wynn Resorts Ltd.	47,026
79	Yum! Brands, Inc.	10,230
		343,702
	LEISURE PRODUCTS - 1.0%
116	Axon Enterprise, Inc.(a)	28,891
1,247	Hasbro, Inc.	61,041
		89,932
	MACHINERY - 2.1%
13	Caterpillar, Inc.	3,904
16	Deere & Company	6,297
106	IDEX Corporation	22,419
232	Ingersoll Rand, Inc.	18,528
118	Nordson Corporation	29,703
18	Parker-Hannifin Corporation	8,361
105	Snap-on, Inc.	30,443
297	Stanley Black & Decker, Inc.	27,710
291	Veralto Corporation	22,317
160	Xylem, Inc.	17,990
		187,672
	MEDICAL EQUIPMENT & DEVICES - 6.8%
24	Abbott Laboratories	2,716
94	Agilent Technologies, Inc.	12,229
99	Align Technology, Inc.(a)	26,465

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 6.8% (Continued)
463	Baxter International, Inc.	$17,913
19	Becton Dickinson and Company	4,537
187	Bio-Rad Laboratories, Inc., Class A(a)	60,006
561	Bio-Techne Corporation	39,450
96	Boston Scientific Corporation(a)	6,073
72	Cooper Companies, Inc. (The)	26,858
9	Danaher Corporation	2,159
1,815	Dentsply Sirona, Inc.	63,071
99	DexCom, Inc.(a)	12,014
92	Edwards Lifesciences Corporation(a)	7,219
157	GE HealthCare Technologies, Inc.	11,518
295	Hologic, Inc.(a)	21,960
23	IDEXX Laboratories, Inc.(a)	11,847
188	Illumina, Inc.(a)	26,886
156	Insulet Corporation(a)	29,776
19	Intuitive Surgical, Inc.(a)	7,186
57	Medtronic PLC	4,990
17	Mettler-Toledo International, Inc.(a)	20,352
111	ResMed, Inc.	21,112
377	Revvity, Inc.	40,407
88	STERIS plc	19,268
21	Stryker Corporation	7,045
157	Teleflex, Inc.	38,124
7	Thermo Fisher Scientific, Inc.	3,773
89	Waters Corporation(a)	28,276
33	West Pharmaceutical Services, Inc.	12,310
139	Zimmer Biomet Holdings, Inc.	17,458
		602,998
	METALS & MINING - 0.2%
196	Freeport-McMoRan, Inc.	7,779
334	Newmont Corporation	11,527
		19,306
	OFFICE REIT - 0.7%
173	Alexandria Real Estate Equities, Inc.	20,916

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	OFFICE REIT - 0.7% (Continued)
581	Boston Properties, Inc.	$38,637
		59,553
	OIL & GAS PRODUCERS - 2.6%
1,083	APA Corporation	33,931
17	Chevron Corporation	2,506
32	ConocoPhillips	3,580
660	Coterra Energy, Inc.	16,421
224	Devon Energy Corporation	9,412
97	Diamondback Energy, Inc.	14,913
41	EOG Resources, Inc.	4,665
630	EQT Corporation	22,302
21	Exxon Mobil Corporation	2,159
55	Hess Corporation	7,729
568	Kinder Morgan, Inc.	9,611
911	Marathon Oil Corporation	20,816
51	Marathon Petroleum Corporation	8,446
115	Occidental Petroleum Corporation	6,621
192	ONEOK, Inc.	13,104
67	Phillips 66	9,669
43	Pioneer Natural Resources Company	9,883
238	Targa Resources Corporation	20,220
56	Valero Energy Corporation	7,778
364	Williams Companies, Inc. (The)	12,616
		236,382
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
297	Baker Hughes Company	8,465
287	Halliburton Company	10,231
79	Schlumberger Ltd.	3,847
		22,543
	PUBLISHING & BROADCASTING - 1.8%
2,486	News Corporation, Class A	61,255
3,974	News Corporation, Class B	101,615
		162,870

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	REAL ESTATE SERVICES - 0.2%
192	CBRE Group, Inc., Class A(a)	$16,572

	RENEWABLE ENERGY - 0.6%
246	Enphase Energy, Inc.(a)	25,616
159	First Solar, Inc.(a)	23,262
		48,878
	RESIDENTIAL REIT - 2.0%
89	AvalonBay Communities, Inc.	15,932
428	Camden Property Trust	40,163
267	Equity Residential	16,071
118	Essex Property Trust, Inc.	27,526
600	Invitation Homes, Inc.	19,758
170	Mid-America Apartment Communities, Inc.	21,485
991	UDR, Inc.	35,696
		176,631
	RETAIL - CONSUMER STAPLES - 0.9%
8	Costco Wholesale Corporation	5,559
111	Dollar General Corporation	14,660
131	Dollar Tree, Inc.(a)	17,111
268	Kroger Company (The)	12,366
56	Target Corporation	7,788
856	Walgreens Boots Alliance, Inc.	19,320
11	Walmart, Inc.	1,818
		78,622
	RETAIL - DISCRETIONARY - 2.9%
5	AutoZone, Inc.(a)	13,811
1,224	Bath & Body Works, Inc.	52,215
328	Best Buy Company, Inc.	23,777
149	Builders FirstSource, Inc.(a)	25,886
536	CarMax, Inc.(a)	38,151
120	Genuine Parts Company	16,828
6	Home Depot, Inc. (The)	2,118
28	Lowe’s Companies, Inc.	5,960
15	Lululemon Athletica, Inc.(a)	6,807

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	RETAIL - DISCRETIONARY - 2.9% (Continued)
10	O’Reilly Automotive, Inc.(a)	$10,231
85	Ross Stores, Inc.	11,924
67	TJX Cos., Inc. (The)	6,359
78	Tractor Supply Company	17,519
46	Ulta Beauty, Inc.(a)	23,094
		254,680
	RETAIL REIT - 1.7%
519	Federal Realty Investment Trust	52,797
1,834	Kimco Realty Corporation	37,047
149	Realty Income Corporation	8,104
575	Regency Centers Corporation	36,035
93	Simon Property Group, Inc.	12,891
		146,874
	SELF-STORAGE REIT - 0.3%
117	Extra Space Storage, Inc.	16,899
24	Public Storage	6,797
		23,696
	SEMICONDUCTORS - 2.2%
37	Advanced Micro Devices, Inc.(a)	6,205
21	Analog Devices, Inc.	4,040
39	Applied Materials, Inc.	6,408
4	Broadcom, Inc.	4,720
146	Intel Corporation	6,290
16	KLA Corporation	9,505
8	Lam Research Corporation	6,601
94	Microchip Technology, Inc.	8,007
69	Micron Technology, Inc.	5,917
35	Monolithic Power Systems, Inc.	21,095
5	NVIDIA Corporation	3,076
49	NXP Semiconductors N.V.	10,318
95	ON Semiconductor Corporation(a)	6,757
352	Qorvo, Inc.(a)	35,107
31	QUALCOMM, Inc.	4,604
222	Skyworks Solutions, Inc.	23,190

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	SEMICONDUCTORS - 2.2% (Continued)
284	Teradyne, Inc.	$27,432
24	Texas Instruments, Inc.	3,843
		193,115
	SOFTWARE - 3.3%
9	Adobe, Inc.(a)	5,560
263	Akamai Technologies, Inc.(a)	32,409
46	ANSYS, Inc.(a)	15,080
47	Autodesk, Inc.(a)	11,929
26	Cadence Design Systems, Inc.(a)	7,500
487	Dayforce, Inc.(a)	33,856
118	Fortinet, Inc.(a)	7,610
1,511	Gen Digital, Inc.	35,479
10	Intuit, Inc.	6,313
3	Microsoft Corporation	1,193
14	Oracle Corporation	1,564
29	Palo Alto Networks, Inc.(a)	9,817
197	Paycom Software, Inc.	37,478
154	PTC, Inc.(a)	27,820
21	Roper Technologies, Inc.	11,277
16	Salesforce, Inc.(a)	4,497
8	ServiceNow, Inc.(a)	6,123
17	Synopsys, Inc.(a)	9,067
63	Tyler Technologies, Inc.(a)	26,633
		291,205
	SPECIALTY FINANCE - 0.8%
26	American Express Company	5,219
102	Capital One Financial Corporation	13,803
191	Discover Financial Services	20,154
914	Synchrony Financial	35,527
		74,703
	SPECIALTY REITS - 0.3%
343	Iron Mountain, Inc.	23,159

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	STEEL - 0.5%
61	Nucor Corporation	$11,403
238	Steel Dynamics, Inc.	28,724
		40,127
	TECHNOLOGY HARDWARE - 3.6%
5	Apple, Inc.	922
34	Arista Networks, Inc.(a)	8,795
63	Cisco Systems, Inc.	3,161
347	Corning, Inc.	11,274
251	F5, Inc.(a)	46,109
145	Garmin Ltd.	17,326
970	Hewlett Packard Enterprise Company	14,831
442	HP, Inc.	12,690
211	Jabil, Inc.	26,436
1,465	Juniper Networks, Inc.	54,147
32	Motorola Solutions, Inc.	10,224
253	NetApp, Inc.	22,062
360	Seagate Technology Holdings PLC	30,845
600	Western Digital Corporation(a)	34,350
104	Zebra Technologies Corporation, Class A(a)	24,913
		318,085
	TECHNOLOGY SERVICES - 4.4%
9	Accenture plc, Class A	3,275
16	Automatic Data Processing, Inc.	3,932
98	Broadridge Financial Solutions, Inc.	20,012
68	CDW Corporation	15,417
158	Cognizant Technology Solutions Corporation, Class A	12,185
128	CoStar Group, Inc.(a)	10,685
105	EPAM Systems, Inc.(a)	29,202
73	Equifax, Inc.	17,837
56	FactSet Research Systems, Inc.	26,652
14	Fair Isaac Corporation(a)	16,784
192	Fidelity National Information Services, Inc.	11,954
49	Fiserv, Inc.(a)	6,952
82	FleetCor Technologies, Inc.(a)	23,774

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	TECHNOLOGY SERVICES - 4.4% (Continued)
28	Gartner, Inc.(a)	$12,808
95	Global Payments, Inc.	12,657
18	International Business Machines Corporation	3,306
225	Jack Henry & Associates, Inc.	37,311
302	Leidos Holdings, Inc.	33,362
190	MarketAxess Holdings, Inc.	42,846
5	Mastercard, Inc., Class A	2,246
25	Moody’s Corporation	9,801
15	MSCI, Inc.	8,979
73	Paychex, Inc.	8,886
66	PayPal Holdings, Inc.(a)	4,049
14	S&P Global, Inc.	6,277
50	Verisk Analytics, Inc.	12,077
8	Visa, Inc., Class A	2,186
		395,452
	TELECOMMUNICATIONS - 0.1%
121	AT&T, Inc.	2,140
16	T-Mobile US, Inc.	2,580
70	Verizon Communications, Inc.	2,965
		7,685
	TIMBER REIT - 0.2%
548	Weyerhaeuser Company	17,958

	TOBACCO & CANNABIS - 0.1%
119	Altria Group, Inc.	4,775
37	Philip Morris International, Inc.	3,361
		8,136
	TRANSPORTATION & LOGISTICS - 2.7%
3,462	American Airlines Group, Inc.(a)	49,265
449	CH Robinson Worldwide, Inc.	37,756
163	CSX Corporation	5,819
346	Delta Air Lines, Inc.	13,542
190	Expeditors International of Washington, Inc.	24,003
27	FedEx Corporation	6,515

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 104.8% (Continued)
	TRANSPORTATION & LOGISTICS - 2.7% (Continued)
120	JB Hunt Transport Services, Inc.	$24,118
35	Norfolk Southern Corporation	8,233
21	Old Dominion Freight Line, Inc.	8,211
696	Southwest Airlines Company	20,803
25	Union Pacific Corporation	6,098
747	United Airlines Holdings, Inc.(a)	30,911
24	United Parcel Service, Inc., Class B	3,406
		238,680
	TRANSPORTATION EQUIPMENT - 0.5%
44	Cummins, Inc.	10,529
134	PACCAR, Inc.	13,452
176	Westinghouse Air Brake Technologies Corporation	23,157
		47,138
	WHOLESALE - CONSUMER STAPLES - 0.4%
105	Archer-Daniels-Midland Company	5,836
205	Bunge Global S.A.	18,058
163	Sysco Corporation	13,192
		37,086
	WHOLESALE - DISCRETIONARY - 0.8%
185	Copart, Inc.(a)	8,887
757	LKQ Corporation	35,329
78	Pool Corporation	28,958
		73,174

	TOTAL COMMON STOCKS (Cost $9,724,485)	9,290,217

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT - 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
170	ABIOMED, Inc. - CVR(a)(c)(d) (Cost $0)	12/31/2029	$35	$—

	TOTAL INVESTMENTS - 104.8% (Cost $9,724,485)			$9,290,217
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8)%			(426,217)
	NET ASSETS - 100.0%			$8,864,000

CVR	- Contingent Value Right

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of these securities as of January 31, 2024 was $0, representing 0.0% of net assets.

(d)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2024

ASSETS
Investment securities:
At cost	$9,724,485
At value	$9,290,217
Dividends and interest receivable	6,202
TOTAL ASSETS	9,296,419

LIABILITIES
Due to custodian	431,036
Investment advisory fees payable	1,383
TOTAL LIABILITIES	432,419
NET ASSETS	$8,864,000

Net Assets Consist Of:
Paid in capital	$13,732,607
Accumulated deficit	(4,868,607)
NET ASSETS	$8,864,000

Net Asset Value Per Share:
Net Assets	$8,864,000
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	400,000
Net asset value (Net Assets ÷ Shares Outstanding)	$22.16

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2024

INVESTMENT INCOME
Dividends (net of foreign tax withholding of $16)	$116,206
TOTAL INVESTMENT INCOME	116,206

EXPENSES
Investment advisory fees	15,523
TOTAL EXPENSES	15,523
NET INVESTMENT INCOME	100,683

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	98,404
Investments	(583,149)
(484,745)

Net change in unrealized depreciation on investments	(147,018)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(631,763)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(531,080)

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
FROM OPERATIONS
Net investment income	$100,683	$315,589
Net realized loss on In-kind redemptions and security transactions	(484,745)	(1,149,097)
Net change in unrealized appreciation (depreciation) on investments	(147,018)	1,258,059
Net increase (decrease) in net assets resulting from operations	(531,080)	424,551

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(268,000)	(272,520)
Net decrease in net assets resulting from distributions to shareholders	(268,000)	(272,520)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	9,870,263
Cost of shares redeemed	(5,220,629)	(12,490,648)
Net decrease in net assets resulting from shares of beneficial interest	(5,220,629)	(2,620,385)

TOTAL DECREASE IN NET ASSETS	(6,019,709)	(2,468,354)

NET ASSETS
Beginning of Period	14,883,709	17,352,063
End of Period	$8,864,000	$14,883,709

SHARE ACTIVITY
Shares Sold	—	450,000
Shares Redeemed	(250,000)	(600,000)
Net decrease in shares of beneficial interest outstanding	(250,000)	(150,000)

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	January 31, 2024		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	(Unaudited)		July 31, 2023	July 31, 2022	July 31, 2021 *		September 30, 2020	September 30, 2019
Net asset value, beginning of period	$22.90		$21.69	$23.14	$15.35		$16.75	$16.86

Activity from investment operations:
Net investment income (1)	0.21		0.36	0.32	0.22		0.32	0.29
Net realized and unrealized gain (loss) on investments	(0.28)		1.08	(1.53)	7.92		(1.40)	(0.24	) (4)
Total from investment operations	(0.07)		1.44	(1.21)	8.14		(1.08)	0.05

Less distributions from:
Net investment income	(0.67)		(0.23)	(0.24)	(0.35)		(0.32)	(0.16)
Total distributions	(0.67)		(0.23)	(0.24)	(0.35)		(0.32)	(0.16)

Net asset value, end of period	$22.16		$22.90	$21.69	$23.14		$15.35	$16.75
Total return (3)	-0.37	% (6)	6.73%	-5.31%	53.66	% (6)	-6.70%	0.46%
Net assets, at end of period (000s)	$8,864		$14,884	$17,352	$21,982		$13,811	$9,212

Ratio of net expenses to average net assets	0.29	% (5)	0.29%	0.29%	0.29	% (5)	0.29%	0.29%
Ratio of net investment income to average net assets	1.90	% (5)	1.65%	1.38%	1.59	% (5)	2.04%	1.80%
Portfolio Turnover Rate (2)	17	% (6)	44%	50%	33	% (6)	42%	24%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

*	For the period October 1, 2020 to July 31, 2021.

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2024

1.	ORGANIZATION

The Arrow Reverse Cap 500 ETF (the “Fund”) is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index (the “Index”). The Fund commenced operations on October 31, 2017.

The Trust acquired the Reverse Cap Weighted U.S. Large Cap ETF (the “Predecessor Fund”), a series of ETF Series Solutions, in a tax-free reorganization on May 24, 2021 (the “Reorganization”). As a series of the Trust, the Fund is a continuation of the Predecessor fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies and Accounting Standards Update 2013-08”.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”) as the Valuation Designee. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2024 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$9,290,217	$—	$—		$9,290,217
Right	—	—	—	^	—
Total	$9,290,217	$—	$—		$9,290,217

*	See Schedule of Investments for industry classification.

^	Includes securities values at $0.

The Arrow Reverse Cap 500 ETF held a Level 3 security at the end of the period. The security classified as Level 3 is deemed immaterial.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Real Estate Investment Trust Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state, or local real estate conditions; obsolescence of properties; changes in the availability, cost, and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, externally managed REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Fund.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are generally declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2022 – July 31, 2023 or expected to be taken in the Fund’s July 31, 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the six months ended January 31, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $1,832,721 and $1,824,873, respectively.

For the six months ended January 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $5,056,955, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

Archer Distributors, LLC, an affiliate of the Advisor, is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.294% of the Fund’s average daily net assets.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for the advisory fee, acquired fund fees and expenses, payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to a separate servicing agreement with UFS, the Advisor, on behalf of the Fund, pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC ( “Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor, on behalf of the Fund.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ending July 31, 2023 and July 31, 2022 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2023	July 31, 2022
Ordinary Income	$272,520	$231,420
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$272,520	$231,420

As of July 31, 2023, the components of distributable earnings/ (accumulated deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$172,133	$—	$(1,675,593)	$(2,270,278)	$(308)	$(295,481)	$(4,069,527)

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for C-Corporation return of capital distributions, and undistributed long term capital gains from Form 2439.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,675,593.

At July 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$1,347,313	$922,965	$2,270,278	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss)

on in-kind redemptions resulted in reclassification for the year ended July 31, 2023 as follows:

Paid
In	Accumulated
Capital	Deficit
$799,428	$(799,428)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$9,732,716	$752,738	$(1,195,237)	$(442,499)

8.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Board of Trustees of the Trust (the “Board”) has authorized an orderly liquidation of the Fund. On February 7, 2024, the Board determined that closing and liquidating the Fund was in the best interests of the Fund and its shareholders.

The Fund ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders on March 1, 2024.

Arrow Reverse Cap 500 ETF
EXPENSE EXAMPLE (Unaudited)
January 31, 2024

As a shareholder of the Fund, you incur ongoing costs, including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 through January 31, 2024.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	8/1/2023	1/31/2024	8/1/23 - 1/31/24	8/1/23 - 1/31/24
Actual	$1,000.00	$996.30	$1.46	0.29%

Hypothetical	$1,000.00	$1,023.68	$1.48	0.29%
(5% return before expenses)

*	Actual expense information for the Fund is for the period from August 1, 2023 through January 31, 2024. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 184/366 (to reflect the period from August 1, 2023 through January 31, 2024). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/366 (to reflect the full half-year period).

**	Annualized.

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2024

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting held September 27, 2023 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow Reverse Cap 500 ETF (the “Fund”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the continuance of the Advisory Agreement, the Board considered the nature, extent and quality of services that Arrow provided to Fund, including Arrow’s personnel and resources. The Board reviewed the services Arrow provided in serving as investment adviser and the backgrounds of the personnel providing services to the Fund, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged Arrow’s efforts and resources with respect to various regulatory initiatives, including with respect to derivatives and valuation. The Board also considered Arrow’s financial position. The Board concluded that the services Arrow provided were satisfactory.

Performance. The Board reviewed performance information that the Adviser provided for the Fund compared to the Fund’s Benchmark Index, other relevant indexes, and a group of comparable funds selected by the Adviser (the “Peer Group”) for the year to date, one-, three-, five-year, and since inception periods ended July 31, 2023. The Board also received information on the construction of the Fund’s Peer Group.

The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Reverse Cap Weighted U.S. Large Cap Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five-year and since inception periods, noting that the Fund had delivered returns consistent with the Fund’s reverse cap weighted strategy. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board reviewed the Fund’s contractual advisory fee and expense ratio taking into account the Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s Peer Group and relevant Morningstar category. The Board observed that the advisory fee was lower than the Peer Group average. The Board discussed the level of work involved in management and oversight of the Fund and the other services that Arrow performed on behalf

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2024

of the Fund. In light of the information provided and their deliberations, the Board concluded that the Fund’s advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability of Arrow with respect to Fund. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that Arrow experienced a loss from the Fund, without considering marketing related costs.

Economies of Scale. The Board considered whether Arrow realized economies of scale with respect to its management of the Fund. The Board noted the Fund had yet reached an asset level where Arrow could likely realize meaningful economies of scale. They considered the constraints on Fund growth, including market environment, limited access to platforms, Fund size. The Board observed that economies of scale would be considered in the future as the Fund’s asset level grows.

Fall-out Benefits. Because of its relationship with the Fund, Arrow and its affiliates may receive certain benefits. The Board noted that an affiliate of the Adviser serves as underwriter of the Fund and receives modest compensation from Rule 12b-1 payments as a result.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that that the continuance of the Advisory Agreement be approved.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●    account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

YPS-SA24

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 4/9/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato , Principal Executive Officer/President

Date 4/9/24

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/9/24